UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13-F

                     FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Constellation Investment Management Company, LP
Address:  1205 Westlakes Drive, Suite 280
          Berwyn, PA  19312

13F File Number:  N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Antoinette C. Robbins
Title:   Chief Compliance Officer
Phone:   484-329-2808
Signature, Place, and Date of Signing:

 /s/  Antoinette C. Robbins    Berwyn, PA    August 16, 2004

Report Type (Check only one):

[   ]       13F HOLDINGS REPORT.
[ x ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

     Form 13F File Number    Name

     028-02809               Clover Capital Management, Inc.
     N/A                     Chartwell Investment Partners
     028-02924               Turner Investment Partners, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers:         N/A
Form 13F Information Table Entry Total:    N/A
Form 13F Information Table Value Total:    N/A

List of Other Included Managers: N/A